Document and Entity Information - USD ($)	12 Months Ended
	Aug. 27, 2016	Oct. 10, 2016	Feb. 29, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	WINNEBAGO INDUSTRIES INC
Entity Central Index Key	0000107687
Current Fiscal Year End Date	--08-27
Entity Filer Category	Accelerated Filer
Document Type	8-K
Document Period End Date	Aug. 27, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		26,901,146
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 499,792,088